Significant Accounting Policies - Recent Accounting Pronouncements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
New Accounting Pronouncements or Change in Accounting Principle
Selling, general and administrative	$ 125,910	$ 119,389	$ 121,583
Interest expense	53,762	53,043	54,066
Accounting Standards Update 2014-09
New Accounting Pronouncements or Change in Accounting Principle
Capitalized costs	$ 6,200
Capitalized costs amortization period	5 years
Accounting Standards Update 2017-07
New Accounting Pronouncements or Change in Accounting Principle
Selling, general and administrative	$ (800)	(700)	(900)
Interest expense	$ 800	$ 700	$ 900